UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Income Securities Trust
Closed-end fixed income
Ticker: JHS
April 30, 2021

A message to shareholders
Dear shareholders,
While stocks rebounded from the multiple challenges faced in 2020 to post gains for the 6 months ended April 30, 2021, the results in the bond market have been much more mixed. Overall, the bond markets saw a sharp increase in yields and a steeper yield curve during the period. The generally positive news flow pressured U.S. Treasuries by raising the prospect of inflation and causing investors to question whether the U.S. Federal Reserve would need to begin hiking interest rates sooner than expected. The credit-oriented segments of the market—including investment-grade and high-yield corporate bonds—outperformed government issues. Both categories were helped by the improving outlook for economic growth and corporate earnings, as well as investors’ elevated demand for yield.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

2	Your fund at a glance
3	Portfolio summary
5	Fund's investments
32	Financial statements
36	Financial highlights
37	Notes to financial statements
45	Additional information
46	Shareholder meeting
47	More information
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The Bloomberg Barclays Government/Credit Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
2	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2021 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2021 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

COUNTRY COMPOSITION AS OF 4/30/2021 (% of total investments)
United States	86.1
United Kingdom	2.5
Canada	1.4
Mexico	1.0
Ireland	1.0
Chile	1.0
Other countries	7.0
TOTAL	100.0
Notes about risk
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments.
Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market’s perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund’s use of leverage creates additional risks, including greater volatility of the fund’s NAV, market price, and returns. There is no assurance that the fund’s leverage strategy will be successful. In addition, in volatile market environments the fund could be required to sell securities in its portfolio in order to comply with regulatory or other debt compliance requirements, which could negatively impact the fund’s performance.
The fund has significant exposure to the communication services, consumer discretionary, energy, and financials sectors. Focusing on a particular sector may increase the fund's volatility and make it more susceptible to market, economic, and regulatory risks as well as other factors affecting those sectors. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
4	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 21.1% (13.8% of Total investments)				$39,291,695
(Cost $38,293,394)
U.S. Government 2.3%				4,254,007
U.S. Treasury
Bond (A)(B)	1.625	11-15-50	1,401,000	1,198,512
Note (A)(B)	0.750	03-31-26	1,568,000	1,561,875
Note (A)(B)	1.125	02-15-31	1,564,000	1,493,620
U.S. Government Agency 18.8%				35,037,688
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	08-01-50	69,280	72,410
30 Yr Pass Thru	3.000	03-01-43	443,192	478,884
30 Yr Pass Thru	3.000	10-01-49	1,333,137	1,409,455
30 Yr Pass Thru	3.000	12-01-49	85,052	89,921
30 Yr Pass Thru	3.000	12-01-49	2,350,668	2,459,524
30 Yr Pass Thru	3.000	01-01-50	1,496,447	1,576,782
30 Yr Pass Thru	3.500	07-01-46	800,461	862,663
30 Yr Pass Thru	3.500	10-01-46	492,365	536,715
30 Yr Pass Thru	3.500	12-01-46	243,707	264,526
30 Yr Pass Thru	3.500	02-01-47	1,321,777	1,434,692
30 Yr Pass Thru	3.500	11-01-48	2,449,706	2,662,038
Federal National Mortgage Association
30 Yr Pass Thru (C)	2.000	TBA	5,153,000	5,205,030
30 Yr Pass Thru	2.000	09-01-50	578,389	586,192
30 Yr Pass Thru (C)	2.500	TBA	3,022,000	3,135,562
30 Yr Pass Thru	3.000	12-01-42	1,408,902	1,513,332
30 Yr Pass Thru	3.000	07-01-43	380,219	405,668
30 Yr Pass Thru	3.000	11-01-49	420,720	443,227
30 Yr Pass Thru	3.500	12-01-42	1,739,984	1,895,505
30 Yr Pass Thru	3.500	01-01-43	1,850,502	2,019,372
30 Yr Pass Thru	3.500	04-01-45	664,865	722,006
30 Yr Pass Thru	3.500	11-01-46	1,409,062	1,528,841
30 Yr Pass Thru	3.500	07-01-47	1,414,612	1,532,652
30 Yr Pass Thru	3.500	07-01-47	1,233,845	1,346,826
30 Yr Pass Thru	3.500	11-01-47	588,881	637,651
30 Yr Pass Thru	3.500	09-01-49	532,318	565,807
30 Yr Pass Thru	3.500	03-01-50	1,068,810	1,136,953

30 Yr Pass Thru	4.000	09-01-41	466,353	515,454
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value

Foreign government obligations 0.7% (0.4% of Total investments)				$1,273,523
(Cost $1,145,774)
Argentina 0.2%				334,978
Republic of Argentina Bond (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	0.125	07-09-41	937,000	334,978
Qatar 0.2%				328,109
State of Qatar Bond (D)	5.103	04-23-48	259,000	328,109
Saudi Arabia 0.3%				610,436
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	534,000	610,436

Corporate bonds 104.4% (68.3% of Total investments)				$194,167,375
(Cost $184,809,898)
Communication services 13.7%				25,539,459
Diversified telecommunication services 4.1%
AT&T, Inc.	2.300	06-01-27	240,000	246,184
AT&T, Inc. (A)(B)	3.100	02-01-43	865,000	800,192
AT&T, Inc. (A)(B)	3.650	06-01-51	112,000	107,726
C&W Senior Financing DAC (D)	6.875	09-15-27	240,000	254,400
Connect Finco SARL (A)(B)(D)	6.750	10-01-26	371,000	387,417
GCI LLC (D)	4.750	10-15-28	183,000	188,490
Level 3 Financing, Inc. (D)	3.400	03-01-27	328,000	348,090
Lumen Technologies, Inc. (D)	4.000	02-15-27	113,000	115,133
Lumen Technologies, Inc. (A)(B)(D)	4.500	01-15-29	292,000	287,620
Radiate Holdco LLC (D)	6.500	09-15-28	175,000	182,186
Switch, Ltd. (D)	3.750	09-15-28	63,000	62,685
Telecom Argentina SA (D)	6.500	06-15-21	40,000	39,700
Telecom Argentina SA (D)	8.000	07-18-26	186,000	165,540
Telecom Italia Capital SA	7.200	07-18-36	365,000	452,282
Telefonica Emisiones SA	5.213	03-08-47	553,000	655,134
Telesat Canada (D)	5.625	12-06-26	120,000	120,600
Total Play Telecomunicaciones SA de CV (A)(B)(D)	7.500	11-12-25	362,000	362,000
Verizon Communications, Inc.	2.650	11-20-40	570,000	528,084
Verizon Communications, Inc. (A)(B)	3.000	03-22-27	75,000	80,605
Verizon Communications, Inc.	3.400	03-22-41	122,000	124,980
Verizon Communications, Inc.	4.329	09-21-28	635,000	732,072
Verizon Communications, Inc.	4.400	11-01-34	274,000	319,138
Verizon Communications, Inc.	4.500	08-10-33	310,000	365,427
Verizon Communications, Inc.	4.862	08-21-46	509,000	629,632
6	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment 1.8%
Legends Hospitality Holding Company LLC (A)(B)(D)	5.000	02-01-26	50,000	$51,625
Lions Gate Capital Holdings LLC (D)	5.500	04-15-29	309,000	309,773
Live Nation Entertainment, Inc. (A)(B)(D)	4.750	10-15-27	272,000	274,464
Netflix, Inc. (A)(B)	4.875	04-15-28	564,000	649,305
Netflix, Inc. (D)	4.875	06-15-30	209,000	242,440
Netflix, Inc. (A)(B)(D)	5.375	11-15-29	92,000	109,250
Netflix, Inc. (A)(B)	5.875	11-15-28	400,000	486,690
Playtika Holding Corp. (A)(B)(D)	4.250	03-15-29	45,000	44,719
The Walt Disney Company	7.750	01-20-24	1,020,000	1,213,080
Interactive media and services 0.3%
ANGI Group LLC (A)(B)(D)	3.875	08-15-28	165,000	163,969
Match Group Holdings II LLC (D)	4.125	08-01-30	175,000	175,656
Twitter, Inc. (A)(B)(D)	3.875	12-15-27	181,000	190,503
Media 5.4%
Cable One, Inc. (A)(B)(D)	4.000	11-15-30	92,000	90,620
CCO Holdings LLC (A)(B)(D)	4.500	06-01-33	160,000	161,251
Charter Communications Operating LLC	4.200	03-15-28	820,000	909,288
Charter Communications Operating LLC	4.800	03-01-50	573,000	631,041
Charter Communications Operating LLC	5.750	04-01-48	617,000	757,210
Charter Communications Operating LLC	6.484	10-23-45	606,000	801,637
Clear Channel Outdoor Holdings, Inc. (A)(B)(D)	7.750	04-15-28	75,000	77,217
Comcast Corp. (B)	3.999	11-01-49	76,000	86,310
Comcast Corp. (B)	4.150	10-15-28	1,534,000	1,764,642
Cox Communications, Inc. (A)(B)(D)	1.800	10-01-30	195,000	183,676
CSC Holdings LLC (A)(B)	5.875	09-15-22	210,000	220,584
CSC Holdings LLC (A)(B)(D)	7.500	04-01-28	205,000	225,756
Globo Comunicacao e Participacoes SA (A)(B)(D)	4.875	01-22-30	315,000	319,234
Meredith Corp. (A)(B)	6.875	02-01-26	296,000	303,770
National CineMedia LLC (D)	5.875	04-15-28	135,000	128,925
News Corp. (D)	3.875	05-15-29	166,000	169,272
Sirius XM Radio, Inc. (A)(B)(D)	5.000	08-01-27	339,000	355,000
Townsquare Media, Inc. (D)	6.875	02-01-26	83,000	86,528
VTR Finance NV (A)(B)(D)	6.375	07-15-28	2,610,000	2,818,800
Wireless telecommunication services 2.1%
MTN Mauritius Investments, Ltd. (A)(B)(D)	4.755	11-11-24	225,000	238,422
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	230,000	256,025
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	400,000	416,451
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	200,000	212,822
T-Mobile USA, Inc. (A)(B)(D)	2.050	02-15-28	504,000	500,270
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc. (B)(D)	2.550	02-15-31	164,000	$161,332
T-Mobile USA, Inc. (A)(B)	2.875	02-15-31	45,000	43,931
T-Mobile USA, Inc.	3.375	04-15-29	389,000	395,321
T-Mobile USA, Inc. (B)(D)	3.750	04-15-27	228,000	251,147
T-Mobile USA, Inc. (B)(D)	3.875	04-15-30	517,000	563,168
T-Mobile USA, Inc. (B)(D)	4.500	04-15-50	299,000	337,215
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (A)(B)	7.000	04-04-79	497,000	605,803
Consumer discretionary 10.6%				19,733,534
Auto components 0.1%
Dealer Tire LLC (A)(B)(D)	8.000	02-01-28	92,000	97,175
LCM Investments Holdings II LLC (D)	4.875	05-01-29	49,000	50,123
Magna International, Inc.	2.450	06-15-30	116,000	117,541
Automobiles 1.9%
Ford Motor Credit Company LLC (A)(B)	4.125	08-17-27	329,000	343,841
Ford Motor Credit Company LLC (A)(B)	4.134	08-04-25	952,000	1,003,170
Ford Motor Credit Company LLC (A)(B)	5.113	05-03-29	514,000	561,391
General Motors Company (A)(B)	5.400	04-01-48	162,000	195,719
General Motors Financial Company, Inc. (A)(B)	3.600	06-21-30	717,000	762,035
General Motors Financial Company, Inc. (B)	4.300	07-13-25	352,000	390,163
Hyundai Capital America (D)	1.800	10-15-25	156,000	157,253
Hyundai Capital America (D)	2.375	10-15-27	156,000	157,385
Diversified consumer services 0.5%
Laureate Education, Inc. (D)	8.250	05-01-25	170,000	177,206
Service Corp. International	3.375	08-15-30	114,000	110,295
Sotheby's (A)(B)(D)	7.375	10-15-27	251,000	270,528
StoneMor, Inc. (D)	8.500	05-15-29	301,000	304,007
Hotels, restaurants and leisure 5.4%
Affinity Gaming (A)(B)(D)	6.875	12-15-27	123,000	130,565
Bally's Corp. (D)	6.750	06-01-27	298,000	317,021
Booking Holdings, Inc.	4.625	04-13-30	365,000	427,793
Caesars Resort Collection LLC (D)	5.750	07-01-25	91,000	95,802
CCM Merger, Inc. (D)	6.375	05-01-26	105,000	109,725
Choice Hotels International, Inc. (B)	3.700	12-01-29	88,000	93,474
Choice Hotels International, Inc. (B)	3.700	01-15-31	204,000	216,032
Dave & Buster's, Inc. (D)	7.625	11-01-25	42,000	45,375
Expedia Group, Inc. (A)(B)(D)	2.950	03-15-31	205,000	203,991
Expedia Group, Inc. (A)(B)	3.250	02-15-30	670,000	680,140
Expedia Group, Inc. (A)(B)	3.800	02-15-28	582,000	624,141
Expedia Group, Inc. (A)(B)(D)	4.625	08-01-27	310,000	348,729
8	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc. (A)(B)	5.000	02-15-26	519,000	$589,693
Full House Resorts, Inc. (D)	8.250	02-15-28	830,000	892,250
Hilton Domestic Operating Company, Inc. (D)	3.625	02-15-32	202,000	198,651
Hilton Domestic Operating Company, Inc. (D)	4.000	05-01-31	135,000	136,350
Hilton Domestic Operating Company, Inc. (A)(B)	4.875	01-15-30	233,000	248,441
Hilton Domestic Operating Company, Inc. (A)(B)(D)	5.750	05-01-28	69,000	74,175
Hyatt Hotels Corp. (A)(B)	4.375	09-15-28	68,000	73,372
Hyatt Hotels Corp. (A)(B)	5.750	04-23-30	175,000	207,054
International Game Technology PLC (A)(B)(D)	6.500	02-15-25	225,000	249,188
Jacobs Entertainment, Inc. (A)(B)(D)	7.875	02-01-24	201,000	209,543
Life Time, Inc. (A)(B)(D)	8.000	04-15-26	94,000	98,732
Marriott International, Inc.	2.850	04-15-31	339,000	336,985
Marriott International, Inc.	3.125	06-15-26	128,000	136,084
Marriott International, Inc. (A)(B)	3.500	10-15-32	318,000	331,950
Marriott International, Inc. (A)(B)	4.625	06-15-30	194,000	217,815
Marriott International, Inc.	5.750	05-01-25	750,000	863,357
MGM Resorts International (A)(B)	4.750	10-15-28	314,000	331,232
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	219,000	222,285
New Red Finance, Inc. (A)(B)(D)	4.000	10-15-30	454,000	442,650
Resorts World Las Vegas LLC (D)	4.625	04-16-29	200,000	203,529
Travel + Leisure Company (D)	4.625	03-01-30	145,000	150,800
Travel + Leisure Company (A)(B)	6.600	10-01-25	111,000	125,580
Waterford Gaming LLC (D)(F)(G)	8.625	09-15-14	95,877	0
Wyndham Hotels & Resorts, Inc. (A)(B)(D)	4.375	08-15-28	83,000	85,673
Yum! Brands, Inc.	3.625	03-15-31	191,000	188,519
Yum! Brands, Inc. (A)(B)(D)	4.750	01-15-30	183,000	195,810
Household durables 0.1%
Century Communities, Inc.	6.750	06-01-27	179,000	192,608
Empire Communities Corp. (D)	7.000	12-15-25	36,000	38,520
Internet and direct marketing retail 1.3%
Amazon.com, Inc. (A)(B)	3.150	08-22-27	660,000	726,688
Amazon.com, Inc.	4.050	08-22-47	344,000	406,624
eBay, Inc. (B)	2.700	03-11-30	457,000	464,944
Prosus NV (A)(B)(D)	5.500	07-21-25	400,000	455,674
QVC, Inc.	5.450	08-15-34	280,000	287,560
Multiline retail 0.9%
Dollar General Corp. (A)(B)	3.500	04-03-30	479,000	517,415
Dollar Tree, Inc. (A)(B)	4.200	05-15-28	879,000	997,823
Macy's Retail Holdings LLC (A)(B)(D)	5.875	04-01-29	54,000	55,415
Macy's, Inc. (A)(B)(D)	8.375	06-15-25	93,000	102,600
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.3%
Asbury Automotive Group, Inc.	4.750	03-01-30	134,000	$140,030
AutoNation, Inc. (A)(B)	4.750	06-01-30	182,000	212,221
Group 1 Automotive, Inc. (D)	4.000	08-15-28	33,000	32,959
Ken Garff Automotive LLC (D)	4.875	09-15-28	128,000	129,120
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	25,000	26,344
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (A)(B)(D)	5.375	05-15-25	91,000	95,778
Levi Strauss & Company (A)(B)(D)	3.500	03-01-31	51,000	50,873
Consumer staples 4.2%				7,746,044
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	564,000	650,435
Coca-Cola European Partners PLC (B)	4.500	09-01-21	1,000,000	1,003,046
Constellation Brands, Inc. (B)	3.150	08-01-29	120,000	126,558
Keurig Dr. Pepper, Inc.	3.200	05-01-30	372,000	396,576
Food and staples retailing 1.1%
7-Eleven, Inc. (D)	2.800	02-10-51	363,000	328,600
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	312,000	329,940
Albertsons Companies, Inc. (A)(B)(D)	3.250	03-15-26	109,000	108,922
Albertsons Companies, Inc. (D)	3.500	03-15-29	274,000	263,040
Albertsons Companies, Inc. (A)(B)(D)	4.875	02-15-30	112,000	116,607
Sysco Corp. (A)(B)	5.950	04-01-30	333,000	419,909
The Kroger Company	2.200	05-01-30	202,000	200,004
U.S. Foods, Inc. (A)(B)(D)	4.750	02-15-29	164,000	165,435
Food products 1.1%
BRF SA (D)	5.750	09-21-50	212,000	207,993
Cargill, Inc. (B)(D)	2.125	04-23-30	161,000	159,896
JBS Investments II GmbH (D)	5.750	01-15-28	498,000	529,225
Kraft Heinz Foods Company (A)(B)	4.375	06-01-46	274,000	293,647
Kraft Heinz Foods Company (A)(B)	4.875	10-01-49	62,000	71,144
Kraft Heinz Foods Company	5.000	06-04-42	95,000	109,720
Kraft Heinz Foods Company (A)(B)	5.500	06-01-50	166,000	206,231
NBM US Holdings, Inc. (A)(B)(D)	6.625	08-06-29	298,000	330,068
Post Holdings, Inc. (A)(B)(D)	5.500	12-15-29	149,000	160,406
Simmons Foods, Inc. (D)	4.625	03-01-29	33,000	33,254
Household products 0.5%
Edgewell Personal Care Company (A)(B)(D)	4.125	04-01-29	131,000	130,673
Edgewell Personal Care Company (A)(B)(D)	5.500	06-01-28	202,000	214,625
Kronos Acquisition Holdings, Inc. (A)(B)(D)	5.000	12-31-26	615,000	620,381
Personal products 0.3%
Natura Cosmeticos SA (D)	5.375	02-01-23	355,000	364,319
Oriflame Investment Holding PLC (D)	5.125	05-04-26	205,000	205,390
10	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 7.9%				$14,734,577
Energy equipment and services 0.3%
CSI Compressco LP (D)	7.500	04-01-25	297,000	301,455
CSI Compressco LP (D)	7.500	04-01-25	88,000	89,320
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (D)	10.000	04-01-26	280,721	249,842
Oil, gas and consumable fuels 7.6%
Aker BP ASA (A)(B)(D)	2.875	01-15-26	211,000	219,260
Aker BP ASA (A)(B)(D)	3.000	01-15-25	204,000	212,022
Aker BP ASA (A)(B)(D)	4.000	01-15-31	394,000	417,405
Altera Infrastructure LP (A)(B)(D)	8.500	07-15-23	264,000	240,240
Antero Resources Corp. (A)(B)	5.000	03-01-25	168,000	170,520
Antero Resources Corp. (A)(B)(D)	7.625	02-01-29	1,215,000	1,317,607
Cheniere Energy Partners LP (A)(B)(D)	4.000	03-01-31	282,000	286,935
Cheniere Energy Partners LP (A)(B)	4.500	10-01-29	403,000	420,631
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	200,000	181,000
Diamondback Energy, Inc. (A)(B)	3.125	03-24-31	208,000	210,083
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (A)(B)	5.500	07-15-77	340,000	354,658
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (A)(B)	5.750	07-15-80	347,000	382,675
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)(B)	6.250	03-01-78	306,000	331,726
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	79,000	81,672
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	138,000	142,305
Energy Transfer LP (A)(B)	3.900	07-15-26	460,000	498,771
Energy Transfer LP (A)(B)	4.200	04-15-27	130,000	141,949
Energy Transfer LP (A)(B)	5.150	03-15-45	345,000	365,247
Energy Transfer LP (B)	5.250	04-15-29	617,000	707,666
Energy Transfer LP (B)	5.400	10-01-47	250,000	271,720
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (B)	5.250	08-16-77	580,000	586,824
Kinder Morgan Energy Partners LP	7.750	03-15-32	208,000	287,928
Kinder Morgan, Inc.	4.300	03-01-28	134,000	150,871
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	362,732
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	71,691
Midwest Connector Capital Company LLC (A)(B)(D)	3.625	04-01-22	156,000	158,269
Midwest Connector Capital Company LLC (D)	3.900	04-01-24	359,000	373,292
MPLX LP (A)(B)	4.000	03-15-28	238,000	262,780
MPLX LP	4.125	03-01-27	79,000	87,948
MPLX LP	4.250	12-01-27	164,000	184,072
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(B)(E)	6.875	02-15-23	752,000	761,400
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
New Fortress Energy, Inc. (A)(B)(D)	6.500	09-30-26	313,000	$319,363
Occidental Petroleum Corp. (A)(B)	2.900	08-15-24	208,000	207,480
Occidental Petroleum Corp.	3.500	08-15-29	55,000	52,525
Parkland Corp. (A)(B)(D)	4.500	10-01-29	133,000	135,746
Petrobras Global Finance BV	5.093	01-15-30	427,000	451,232
Petrobras Global Finance BV	6.900	03-19-49	123,000	138,449
Sabine Pass Liquefaction LLC (A)(B)	4.200	03-15-28	261,000	289,076
Sabine Pass Liquefaction LLC (A)(B)	5.000	03-15-27	259,000	297,746
Sabine Pass Liquefaction LLC (A)(B)	5.875	06-30-26	466,000	551,728
Sunoco LP (D)	4.500	05-15-29	72,000	72,720
Targa Resources Partners LP (D)	4.000	01-15-32	186,000	182,745
Targa Resources Partners LP (A)(B)	5.875	04-15-26	372,000	389,670
The Williams Companies, Inc. (A)(B)	3.750	06-15-27	355,000	390,380
The Williams Companies, Inc.	5.750	06-24-44	114,000	141,606
TransCanada PipeLines, Ltd. (A)(B)	4.250	05-15-28	205,000	231,595
Financials 26.0%				48,346,919
Banks 14.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (A)(B)(D)(E)	6.750	06-15-26	200,000	234,100
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	225,151
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) (A)(B)	2.592	04-29-31	458,000	460,836
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	391,000	395,681
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%) (A)(B)	2.831	10-24-51	280,000	257,667
Bank of America Corp. (A)(B)	3.248	10-21-27	466,000	505,660
Bank of America Corp.	3.950	04-21-25	925,000	1,017,425
Bank of America Corp. (A)(B)	4.450	03-03-26	507,000	574,244
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(E)	6.300	03-10-26	610,000	713,509
Barclays PLC	4.375	01-12-26	840,000	941,739
BPCE SA (D)	4.500	03-15-25	475,000	525,330
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	312,000	311,660
Citigroup, Inc. (B)	3.200	10-21-26	970,000	1,051,962
Citigroup, Inc. (B)	4.600	03-09-26	601,000	686,908
Citigroup, Inc. (3 month LIBOR + 4.478%) (A)(B)(E)(H)	4.672	05-17-21	157,000	157,157
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	439,000	447,143
Citigroup, Inc. (B)	5.500	09-13-25	165,000	193,240
12	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	525,000	$611,783
Citizens Financial Group, Inc. (A)(B)	3.250	04-30-30	448,000	478,223
Credit Agricole SA (D)	3.250	01-14-30	471,000	488,422
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(D)(E)	7.875	01-23-24	600,000	678,000
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(E)	5.100	06-30-23	880,000	907,500
Freedom Mortgage Corp. (A)(B)(D)	8.125	11-15-24	232,000	240,120
Freedom Mortgage Corp. (A)(B)(D)	8.250	04-15-25	105,000	108,943
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (B)(E)	6.375	03-30-25	200,000	221,420
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	340,000	339,898
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) (A)(B)	2.522	04-22-31	1,007,000	1,017,389
JPMorgan Chase & Co.	2.950	10-01-26	1,053,000	1,135,257
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	444,000	456,105
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	422,000	469,078
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	379,000	390,844
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(B)(E)	6.750	02-01-24	1,170,000	1,300,163
Lloyds Banking Group PLC	4.450	05-08-25	1,245,000	1,397,741
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(E)	7.500	06-27-24	385,000	435,000
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(E)	5.125	11-01-26	141,000	154,219
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (A)(B)(E)	6.000	12-29-25	393,000	434,737
PNC Bank NA	4.050	07-26-28	891,000	1,011,962
Santander Holdings USA, Inc.	3.244	10-05-26	669,000	713,626
Santander Holdings USA, Inc.	3.450	06-02-25	585,000	627,272
Santander Holdings USA, Inc. (A)(B)	4.400	07-13-27	155,000	172,609
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)(D)(E)	5.375	11-18-30	269,000	279,760
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	340,000	346,072
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	335,000	351,331
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (A)(B)(E)	6.750	08-01-21	855,000	$863,550
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) (A)(B)	2.188	04-30-26	214,000	221,727
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) (A)(B)	2.393	06-02-28	701,000	721,730
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	291,000	302,008
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	363,000	358,436
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	1,220,000	1,358,775
Capital markets 4.7%
Ares Capital Corp. (A)(B)	2.150	07-15-26	405,000	399,580
Ares Capital Corp.	3.875	01-15-26	305,000	325,489
Ares Capital Corp.	4.200	06-10-24	234,000	252,415
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (D)(E)	5.250	02-11-27	218,000	226,448
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(D)(E)	7.500	07-17-23	310,000	331,638
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(E)	7.500	12-11-23	295,000	324,500
Lazard Group LLC	4.375	03-11-29	230,000	258,104
Macquarie Bank, Ltd. (A)(B)(D)	3.624	06-03-30	246,000	253,931
Macquarie Bank, Ltd. (A)(B)(D)	4.875	06-10-25	520,000	580,062
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) (A)(B)	2.188	04-28-26	803,000	834,957
Morgan Stanley	3.875	01-27-26	1,375,000	1,532,794
Raymond James Financial, Inc. (A)(B)	4.650	04-01-30	716,000	846,941
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) (A)(B)	2.615	04-22-32	829,000	833,045
The Goldman Sachs Group, Inc. (A)(B)	3.850	01-26-27	1,335,000	1,477,741
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	295,000	325,420
Consumer finance 1.6%
Ally Financial, Inc. (A)(B)	5.125	09-30-24	645,000	731,434
Ally Financial, Inc. (A)(B)	5.800	05-01-25	245,000	286,054
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	225,000	177,384
Discover Financial Services (B)	4.100	02-09-27	884,000	987,342
Enova International, Inc. (D)	8.500	09-01-24	58,000	59,595
Enova International, Inc. (D)	8.500	09-15-25	260,000	270,400
14	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
OneMain Finance Corp.	6.875	03-15-25	105,000	$119,306
OneMain Finance Corp. (A)(B)	8.875	06-01-25	106,000	117,263
Unifin Financiera SAB de CV (D)	9.875	01-28-29	308,000	303,833
Diversified financial services 1.7%
Brightstar Escrow Corp. (D)	9.750	10-15-25	107,000	116,630
GE Capital International Funding Company (B)	4.418	11-15-35	630,000	724,811
Gogo Intermediate Holdings LLC (D)	9.875	05-01-24	188,000	197,283
Jefferies Group LLC (A)(B)	4.150	01-23-30	365,000	403,914
Jefferies Group LLC (A)(B)	4.850	01-15-27	432,000	499,482
Operadora de Servicios Mega SA de CV (D)	8.250	02-11-25	226,000	221,631
Trident TPI Holdings, Inc. (A)(B)(D)	6.625	11-01-25	85,000	86,531
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	868,000	930,930
Insurance 3.0%
Athene Holding, Ltd.	3.500	01-15-31	162,000	170,092
AXA SA	8.600	12-15-30	175,000	265,440
Brighthouse Financial, Inc. (A)(B)	3.700	06-22-27	334,000	361,320
CNA Financial Corp. (B)	2.050	08-15-30	157,000	150,372
CNO Financial Group, Inc. (B)	5.250	05-30-25	512,000	582,345
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	449,534
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)(B)	6.400	12-15-36	355,000	449,808
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	315,000	475,785
New York Life Insurance Company (D)	3.750	05-15-50	199,000	213,729
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	509,000	491,185
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (D)	5.100	10-16-44	365,000	406,975
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (A)(B)	5.875	09-15-42	662,000	701,374
SBL Holdings, Inc. (A)(B)(D)	5.000	02-18-31	275,000	291,366
Teachers Insurance & Annuity Association of America (B)(D)	4.270	05-15-47	430,000	494,595
Thrifts and mortgage finance 0.3%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	136,000	134,594
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	147,000	148,470
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	75,000	78,375
Radian Group, Inc.	4.500	10-01-24	144,000	151,560
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Health care 6.7%				$12,410,365
Biotechnology 1.0%
AbbVie, Inc. (A)(B)	3.200	11-21-29	1,213,000	1,296,653
Shire Acquisitions Investments Ireland DAC (A)(B)	3.200	09-23-26	513,000	557,254
Health care equipment and supplies 0.1%
Varex Imaging Corp. (D)	7.875	10-15-27	127,000	141,745
Health care providers and services 4.4%
AmerisourceBergen Corp. (A)(B)	2.800	05-15-30	340,000	349,876
Anthem, Inc.	2.250	05-15-30	135,000	132,898
Centene Corp. (A)(B)	2.500	03-01-31	322,000	307,861
Centene Corp. (A)(B)	3.000	10-15-30	299,000	296,758
Centene Corp.	3.375	02-15-30	128,000	128,480
Centene Corp. (A)(B)	4.250	12-15-27	92,000	96,426
Centene Corp.	4.625	12-15-29	124,000	134,230
Centene Corp. (A)(B)(D)	5.375	06-01-26	255,000	265,659
CVS Health Corp. (B)	2.700	08-21-40	235,000	216,781
CVS Health Corp. (A)(B)	3.750	04-01-30	521,000	573,091
CVS Health Corp. (A)(B)	4.300	03-25-28	382,000	434,632
CVS Health Corp. (B)	5.050	03-25-48	400,000	491,877
DaVita, Inc. (D)	3.750	02-15-31	287,000	272,650
DaVita, Inc. (D)	4.625	06-01-30	274,000	277,425
Encompass Health Corp.	4.500	02-01-28	130,000	134,713
Encompass Health Corp. (A)(B)	4.625	04-01-31	114,000	120,840
Fresenius Medical Care US Finance III, Inc. (A)(B)(D)	2.375	02-16-31	492,000	474,021
HCA, Inc. (A)(B)	4.125	06-15-29	382,000	424,581
HCA, Inc.	5.250	04-15-25	875,000	1,005,807
HCA, Inc.	5.250	06-15-26	320,000	371,393
MEDNAX, Inc. (A)(B)(D)	6.250	01-15-27	279,000	295,740
Rede D'or Finance Sarl (D)	4.500	01-22-30	387,000	380,131
Select Medical Corp. (A)(B)(D)	6.250	08-15-26	231,000	245,607
Team Health Holdings, Inc. (D)	6.375	02-01-25	65,000	57,363
Universal Health Services, Inc. (D)	2.650	10-15-30	275,000	267,432
Universal Health Services, Inc. (D)	5.000	06-01-26	424,000	432,906
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (D)	4.250	05-01-28	62,000	64,562
Pharmaceuticals 1.2%
Bausch Health Companies, Inc. (A)(B)(D)	5.250	01-30-30	140,000	140,700
Bausch Health Companies, Inc. (A)(B)(D)	6.125	04-15-25	329,000	335,919
Bausch Health Companies, Inc. (A)(B)(D)	6.250	02-15-29	296,000	313,020
Catalent Pharma Solutions, Inc. (A)(B)(D)	3.125	02-15-29	50,000	48,375
Catalent Pharma Solutions, Inc. (A)(B)(D)	5.000	07-15-27	62,000	64,868
Organon Finance 1 LLC (A)(B)(D)	5.125	04-30-31	249,000	258,362
16	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC (B)(D)	1.750	09-02-27	157,000	$154,679
Viatris, Inc. (A)(B)(D)	2.300	06-22-27	164,000	166,149
Viatris, Inc. (A)(B)(D)	2.700	06-22-30	328,000	324,076
Viatris, Inc. (A)(B)(D)	4.000	06-22-50	357,000	354,825
Industrials 13.0%				24,212,068
Aerospace and defense 2.6%
BAE Systems PLC (A)(B)(D)	1.900	02-15-31	404,000	381,905
DAE Funding LLC (D)	2.625	03-20-25	207,000	208,987
Howmet Aerospace, Inc.	5.125	10-01-24	589,000	645,691
Huntington Ingalls Industries, Inc.	3.844	05-01-25	577,000	629,245
Huntington Ingalls Industries, Inc.	4.200	05-01-30	352,000	395,778
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	159,000	166,950
The Boeing Company (A)(B)	3.200	03-01-29	934,000	959,836
The Boeing Company (A)(B)	5.040	05-01-27	434,000	498,653
The Boeing Company	5.805	05-01-50	254,000	326,100
TransDigm, Inc. (A)(B)	5.500	11-15-27	542,000	564,005
Air freight and logistics 0.0%
Watco Companies LLC (A)(B)(D)	6.500	06-15-27	41,000	43,665
XPO Logistics, Inc. (A)(B)(D)	6.250	05-01-25	30,000	32,136
Airlines 4.6%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	183,188	180,899
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	241,693	232,025
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	77,751	86,692
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	22,039	22,000
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	674,600	660,636
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	324,361	312,198
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	324,459	316,347
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	156,975	150,696
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	241,500	245,726
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	200,194	187,682
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	302,675	284,515
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	244,978	244,365
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	368,547	$381,326
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	125,331	125,591
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	104,134	110,443
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	85,441	97,912
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	04-19-22	202,770	207,454
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (B)	6.718	01-02-23	196,306	197,778
Delta Air Lines, Inc. (A)(B)	2.900	10-28-24	518,000	522,577
Delta Air Lines, Inc. (A)(B)	3.800	04-19-23	312,000	320,986
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	376,907
Delta Air Lines, Inc. (B)(D)	4.500	10-20-25	79,000	84,739
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	261,087	263,126
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	334,868	349,937
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	247,396	251,725
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	335,097	334,259
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	343,292	335,568
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	94,647	96,067
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	219,263	232,789
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	679,478	748,296
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	164,985	171,584
United Airlines, Inc. (A)(B)(D)	4.375	04-15-26	23,000	23,868
United Airlines, Inc. (D)	4.625	04-15-29	53,000	55,078
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	187,836	191,123
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	160,562	166,984
Building products 0.4%
Builders FirstSource, Inc. (D)	5.000	03-01-30	34,000	36,083
Builders FirstSource, Inc. (D)	6.750	06-01-27	51,000	54,845
Owens Corning	3.950	08-15-29	659,000	732,027
Commercial services and supplies 0.8%
APX Group, Inc. (A)(B)	7.625	09-01-23	279,000	286,324
Cimpress PLC (D)	7.000	06-15-26	290,000	305,225
18	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Clean Harbors, Inc. (A)(B)(D)	4.875	07-15-27	50,000	$52,063
GFL Environmental, Inc. (D)	3.500	09-01-28	272,000	261,868
Graphic Packaging International LLC (D)	3.500	03-01-29	204,000	202,062
LSC Communications, Inc. (D)(F)	8.750	10-15-23	321,000	9,630
Prime Security Services Borrower LLC (A)(B)(D)	3.375	08-31-27	47,000	45,414
Prime Security Services Borrower LLC (A)(B)(D)	6.250	01-15-28	163,000	170,335
Stericycle, Inc. (D)	3.875	01-15-29	59,000	58,853
Williams Scotsman International, Inc. (D)	4.625	08-15-28	55,000	56,109
Construction and engineering 0.4%
AECOM	5.125	03-15-27	415,000	461,688
MasTec, Inc. (A)(B)(D)	4.500	08-15-28	147,000	153,248
Picasso Finance Sub, Inc. (A)(B)(D)	6.125	06-15-25	28,000	29,785
Tutor Perini Corp. (A)(B)(D)	6.875	05-01-25	106,000	109,445
Industrial conglomerates 0.5%
General Electric Company (B)	4.250	05-01-40	404,000	451,480
General Electric Company (B)	5.550	01-05-26	442,000	525,216
Machinery 0.2%
ATS Automation Tooling Systems, Inc. (D)	4.125	12-15-28	39,000	39,293
Clark Equipment Company (D)	5.875	06-01-25	34,000	36,083
Flowserve Corp. (A)(B)	3.500	10-01-30	184,000	190,572
Hillenbrand, Inc.	5.750	06-15-25	76,000	81,415
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	99,000	104,569
Professional services 0.3%
CoStar Group, Inc. (A)(B)(D)	2.800	07-15-30	412,000	407,618
TriNet Group, Inc. (D)	3.500	03-01-29	161,000	157,176
Road and rail 0.4%
Uber Technologies, Inc. (A)(B)(D)	7.500	05-15-25	228,000	246,525
Uber Technologies, Inc. (D)	7.500	09-15-27	406,000	447,725
Trading companies and distributors 2.5%
AerCap Ireland Capital DAC (A)(B)	1.750	01-30-26	359,000	351,991
AerCap Ireland Capital DAC	2.875	08-14-24	389,000	406,738
Ahern Rentals, Inc. (D)	7.375	05-15-23	211,000	189,373
Air Lease Corp.	2.875	01-15-26	171,000	178,093
Air Lease Corp.	3.625	12-01-27	164,000	174,077
Aircastle, Ltd. (A)(B)	5.000	04-01-23	620,000	664,068
Alta Equipment Group, Inc. (D)	5.625	04-15-26	47,000	47,720
Ashtead Capital, Inc. (D)	4.375	08-15-27	760,000	796,100
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	149,000	148,628
Boise Cascade Company (D)	4.875	07-01-30	40,000	42,400
H&E Equipment Services, Inc. (D)	3.875	12-15-28	252,000	246,015
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc. (A)(B)	3.875	11-15-27	556,000	$582,410
United Rentals North America, Inc.	3.875	02-15-31	125,000	125,798
United Rentals North America, Inc. (A)(B)	4.875	01-15-28	583,000	617,251
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	238,000	223,355
Imola Merger Corp. (D)	4.750	05-15-29	272,000	282,526
Information technology 10.2%				18,983,937
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	380,000	367,235
Motorola Solutions, Inc. (A)(B)	4.600	02-23-28	542,000	622,999
Motorola Solutions, Inc.	4.600	05-23-29	96,000	110,323
IT services 1.3%
Gartner, Inc. (A)(B)(D)	3.750	10-01-30	56,000	56,140
Gartner, Inc. (A)(B)(D)	4.500	07-01-28	65,000	68,333
PayPal Holdings, Inc.	2.850	10-01-29	989,000	1,045,043
Sabre GLBL, Inc. (A)(B)(D)	7.375	09-01-25	159,000	173,111
Tempo Acquisition LLC (D)	6.750	06-01-25	102,000	103,883
VeriSign, Inc.	5.250	04-01-25	510,000	576,300
Visa, Inc.	2.700	04-15-40	417,000	413,971
Semiconductors and semiconductor equipment 5.6%
Broadcom, Inc. (A)(B)(D)	3.419	04-15-33	1,398,000	1,416,960
Broadcom, Inc. (B)	4.750	04-15-29	1,447,000	1,646,302
Broadcom, Inc. (A)(B)	5.000	04-15-30	491,000	564,722
KLA Corp.	4.100	03-15-29	270,000	306,313
Lam Research Corp.	4.875	03-15-49	275,000	359,009
Marvell Technology Group, Ltd.	4.875	06-22-28	1,125,000	1,285,975
Marvell Technology, Inc. (D)	2.450	04-15-28	414,000	416,544
Microchip Technology, Inc. (A)(B)(D)	4.250	09-01-25	83,000	87,165
Micron Technology, Inc. (A)(B)	4.185	02-15-27	980,000	1,101,536
Micron Technology, Inc. (A)(B)	4.975	02-06-26	675,000	779,440
Micron Technology, Inc. (A)(B)	5.327	02-06-29	697,000	831,676
NVIDIA Corp. (A)(B)	2.850	04-01-30	803,000	851,700
NXP BV (D)	3.400	05-01-30	121,000	129,395
NXP BV (D)	3.875	06-18-26	496,000	548,810
Qorvo, Inc. (D)	3.375	04-01-31	148,000	149,973
Software 1.1%
Autodesk, Inc. (A)(B)	2.850	01-15-30	653,000	681,423
Crowdstrike Holdings, Inc. (A)(B)	3.000	02-15-29	43,000	42,615
Infor, Inc. (A)(B)(D)	1.750	07-15-25	113,000	115,016
j2 Global, Inc. (A)(B)(D)	4.625	10-15-30	175,000	179,142
Microsoft Corp.	2.525	06-01-50	340,000	316,629
20	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp. (A)(B)	2.950	04-01-30	666,000	$689,464
PTC, Inc. (D)	4.000	02-15-28	57,000	58,509
Technology hardware, storage and peripherals 1.6%
Atento Luxco 1 SA (D)	8.000	02-10-26	106,000	115,068
CDW LLC (A)(B)	3.250	02-15-29	115,000	113,994
Dell International LLC (A)(B)(D)	4.900	10-01-26	480,000	551,404
Dell International LLC (A)(B)(D)	5.300	10-01-29	462,000	547,059
Dell International LLC (B)(D)	5.850	07-15-25	142,000	166,497
Dell International LLC (D)	8.350	07-15-46	324,000	507,768
Seagate HDD Cayman (A)(B)(D)	4.091	06-01-29	316,000	323,676
Seagate HDD Cayman (A)(B)(D)	4.125	01-15-31	296,000	299,475
Xerox Holdings Corp. (A)(B)(D)	5.500	08-15-28	252,000	263,340
Materials 4.2%				7,781,397
Chemicals 1.5%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (A)(B)(D)	8.500	01-23-81	280,000	323,400
Cydsa SAB de CV (D)	6.250	10-04-27	265,000	276,928
FS Luxembourg Sarl (D)	10.000	12-15-25	246,000	268,534
Methanex Corp.	4.250	12-01-24	224,000	235,760
Nutrition & Biosciences, Inc. (D)	1.832	10-15-27	118,000	116,576
Nutrition & Biosciences, Inc. (D)	2.300	11-01-30	237,000	230,836
Orbia Advance Corp. SAB de CV (A)(B)(D)	5.500	01-15-48	285,000	323,831
Sasol Financing USA LLC	5.500	03-18-31	326,000	331,232
Trinseo Materials Operating SCA (D)	5.125	04-01-29	162,000	164,430
Tronox, Inc. (D)	4.625	03-15-29	185,000	188,931
Valvoline, Inc. (D)	3.625	06-15-31	229,000	223,848
WR Grace & Company (A)(B)(D)	4.875	06-15-27	113,000	117,803
Construction materials 0.7%
Cemex SAB de CV (D)	3.875	07-11-31	255,000	252,374
Cemex SAB de CV (D)	5.200	09-17-30	256,000	278,579
Cemex SAB de CV (D)	7.375	06-05-27	255,000	289,170
Standard Industries, Inc. (A)(B)(D)	3.375	01-15-31	109,000	102,168
Standard Industries, Inc. (A)(B)(D)	5.000	02-15-27	54,000	55,688
US Concrete, Inc. (D)	5.125	03-01-29	99,000	102,218
Vulcan Materials Company (A)(B)	3.500	06-01-30	253,000	275,347
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	215,000	221,831
Graham Packaging Company, Inc. (D)	7.125	08-15-28	18,000	19,305
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	40,000	41,400
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Owens-Brockway Glass Container, Inc. (A)(B)(D)	6.625	05-13-27	129,000	$139,320
Reynolds Group Issuer, Inc. (D)	4.000	10-15-27	275,000	271,906
Metals and mining 1.2%
Anglo American Capital PLC (D)	4.750	04-10-27	270,000	310,679
Arconic Corp. (D)	6.000	05-15-25	85,000	90,738
Arconic Corp. (A)(B)(D)	6.125	02-15-28	134,000	142,375
Commercial Metals Company (A)(B)	3.875	02-15-31	110,000	110,000
Commercial Metals Company (A)(B)	5.375	07-15-27	92,000	97,520
CSN Islands XI Corp. (D)	6.750	01-28-28	391,000	424,939
FMG Resources August 2006 Pty, Ltd. (D)	4.375	04-01-31	226,000	234,758
Freeport-McMoRan, Inc. (A)(B)	4.625	08-01-30	226,000	249,448
Freeport-McMoRan, Inc.	5.450	03-15-43	208,000	253,958
Hudbay Minerals, Inc. (D)	4.500	04-01-26	52,000	52,780
JW Aluminum Continuous Cast Company (A)(B)(D)	10.250	06-01-26	102,000	107,610
Newmont Corp.	2.800	10-01-29	169,000	174,553
Volcan Cia Minera SAA (D)	4.375	02-11-26	52,000	51,294
Paper and forest products 0.4%
Georgia-Pacific LLC (B)(D)	2.300	04-30-30	493,000	494,790
Norbord, Inc. (D)	6.250	04-15-23	124,000	134,540
Real estate 4.2%				7,843,187
Equity real estate investment trusts 4.2%
American Homes 4 Rent LP	4.250	02-15-28	360,000	399,947
American Tower Corp.	3.550	07-15-27	564,000	615,762
American Tower Corp.	3.800	08-15-29	445,000	489,775
Crown Castle International Corp. (A)(B)	2.250	01-15-31	322,000	312,529
Crown Castle International Corp. (B)	3.300	07-01-30	336,000	356,181
Crown Castle International Corp. (A)(B)	3.650	09-01-27	455,000	499,348
Crown Castle International Corp. (B)	3.800	02-15-28	175,000	192,182
Crown Castle International Corp. (B)	4.150	07-01-50	312,000	337,281
CyrusOne LP	2.150	11-01-30	148,000	138,506
CyrusOne LP	3.450	11-15-29	301,000	314,404
Equinix, Inc. (A)(B)	1.550	03-15-28	340,000	327,688
Equinix, Inc. (A)(B)	1.800	07-15-27	201,000	199,279
Equinix, Inc. (A)(B)	3.200	11-18-29	669,000	705,814
Equinix, Inc. (B)	5.375	05-15-27	445,000	478,144
GLP Capital LP (A)(B)	5.375	04-15-26	282,000	319,008
Host Hotels & Resorts LP (B)	3.375	12-15-29	384,000	390,257
Host Hotels & Resorts LP (A)(B)	3.500	09-15-30	268,000	276,351
Host Hotels & Resorts LP (B)	4.500	02-01-26	164,000	179,844
Iron Mountain, Inc. (D)	4.875	09-15-29	150,000	152,778
22	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Iron Mountain, Inc. (D)	5.250	07-15-30	200,000	$207,750
MGM Growth Properties Operating Partnership LP (A)(B)(D)	3.875	02-15-29	157,000	158,952
SBA Communications Corp. (A)(B)	3.875	02-15-27	303,000	309,871
Uniti Group LP (A)(B)(D)	6.500	02-15-29	110,000	109,344
VICI Properties LP (D)	4.125	08-15-30	163,000	165,548
VICI Properties LP (D)	4.625	12-01-29	199,000	206,644
Utilities 3.7%				6,835,888
Electric utilities 2.1%
ABY Transmision Sur SA (D)	6.875	04-30-43	240,825	307,052
Emera US Finance LP (B)	3.550	06-15-26	438,000	478,810
FirstEnergy Corp.	2.650	03-01-30	690,000	674,475
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	185,975
NextEra Energy Capital Holdings, Inc. (A)(B)	3.550	05-01-27	582,000	645,754
NRG Energy, Inc. (A)(B)(D)	2.450	12-02-27	283,000	283,925
NRG Energy, Inc. (D)	3.375	02-15-29	47,000	46,001
NRG Energy, Inc. (D)	3.625	02-15-31	132,000	129,321
NRG Energy, Inc. (D)	4.450	06-15-29	194,000	212,470
Vistra Operations Company LLC (D)	3.700	01-30-27	486,000	503,906
Vistra Operations Company LLC (D)	4.300	07-15-29	406,000	427,089
Gas utilities 0.4%
AmeriGas Partners LP (A)(B)	5.500	05-20-25	220,000	244,475
Infraestructura Energetica Nova SAB de CV (A)(B)(D)	4.750	01-15-51	441,000	439,898
Independent power and renewable electricity producers 0.4%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	233,000	241,784
DPL, Inc.	4.125	07-01-25	169,000	181,810
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	247,000	258,339
NextEra Energy Operating Partners LP (A)(B)(D)	4.500	09-15-27	110,000	118,747
Multi-utilities 0.8%
Berkshire Hathaway Energy Company	8.480	09-15-28	550,000	773,058
Dominion Energy, Inc. (B)	3.375	04-01-30	481,000	518,083

NiSource, Inc. (A)(B)	3.600	05-01-30	151,000	164,916
Municipal bonds 0.4% (0.3% of Total investments)				$802,598
(Cost $781,492)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	316,772
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	31,818

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	450,000	454,008
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	23

	Rate (%)	Maturity date	Par value^	Value

Term loans (I) 0.1% (0.1% of Total investments)				$230,622
(Cost $230,840)
Industrials 0.1%				230,622
Professional services 0.1%

CoreLogic, Inc., Term Loan (J)	TBD	04-13-28	232,000	230,622
Collateralized mortgage obligations 8.1% (5.3% of Total investments)				$14,980,428
(Cost $16,485,317)
Commercial and residential 6.2%				11,545,678
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(K)	0.990	04-25-53	348,910	349,406
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (D)(K)	3.596	04-14-33	490,000	521,978
Series 2019-BPR, Class ENM (D)(K)	3.719	11-05-32	175,000	146,060
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	241,000	254,419
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	155,000	161,842
BBCMS Trust
Series 2015-MSQ, Class D (D)(K)	3.990	09-15-32	480,000	490,030
Series 2015-SRCH, Class D (D)(K)	4.957	08-10-35	295,000	326,269
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.896	01-10-35	6,885,000	43,814
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(H)	1.427	03-15-37	273,000	273,277
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(H)	1.036	10-15-37	345,000	345,216
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (D)	4.149	01-10-36	121,000	130,288
COLT Trust
Series 2020-RPL1, Class A1 (D)(K)	1.390	01-25-65	523,842	521,167
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	1,724,813	21,688
Series 2012-CR3, Class XA IO	1.843	10-15-45	2,528,490	44,993
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.442	05-10-51	3,830,494	107,873
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(K)	4.394	08-10-30	340,000	353,135
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	212,087
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	235,806	239,364
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(H)	1.706	05-15-36	350,000	350,329
Series 2020-AFC1, Class A1 (D)(K)	2.240	02-25-50	208,806	212,324
Series 2021-NQM2, Class A1 (D)(K)	1.179	02-25-66	348,483	348,831
24	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(K)	0.797	02-25-66	182,152	$182,004
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(K)	2.500	02-01-51	497,426	507,213
GCAT Trust
Series 2021-NQM1, Class A1 (D)(K)	0.874	01-25-66	329,444	329,575
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(K)	3.982	02-10-37	240,000	248,823
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	201,484
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(K)	1.382	09-27-60	127,528	128,070
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	3,408,697	35,709
Series 2007-4, Class ES IO	0.350	07-19-47	3,759,262	50,302
Series 2007-6, Class ES IO (D)	0.343	08-19-37	3,593,439	51,090
IMT Trust
Series 2017-APTS, Class CFX (D)(K)	3.497	06-15-34	190,000	199,307
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(K)	3.174	05-15-48	245,000	256,650
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	2,556,689	34,211
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	201,212
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(H)	1.456	05-15-36	144,000	143,999
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(H)	0.806	03-15-38	280,000	280,169
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(H)	1.506	03-15-38	218,000	218,414
MFA Trust
Series 2020-NQM1, Class A1 (D)(K)	1.479	03-25-65	104,787	105,801
Series 2020-NQM3, Class A1 (D)(K)	1.014	01-26-65	214,800	215,271
Series 2021-NQM1, Class A1 (D)(K)	1.153	04-25-65	293,184	293,186
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(H)	1.506	11-15-34	304,000	304,096
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(K)	3.790	11-15-32	100,000	101,572
Series 2018-ALXA, Class C (D)(K)	4.316	01-15-43	175,000	181,595
OBX Trust
Series 2020-EXP2, Class A3 (D)(K)	2.500	05-25-60	211,412	215,207
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	194,718
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(K)	2.000	01-25-36	482,660	493,214
Seasoned Credit Risk Transfer Trust
Series 2020-2, Class MA	2.000	11-25-59	196,119	201,570
Starwood Mortgage Residential Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	25

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-1, Class A1 (D)(K)	2.275	02-25-50	5,228	$5,298
Series 2020-3, Class A1 (D)(K)	1.486	04-25-65	183,860	185,917
Verus Securitization Trust
Series 2020-5, Class A1 (D)	1.218	05-25-65	150,838	151,324
Series 2021-R1, Class A1 (D)(K)	0.820	10-25-63	312,989	311,885
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	1.874	11-15-45	3,200,626	62,402
U.S. Government Agency 1.9%				3,434,750
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.285	12-25-21	3,225,874	8,371
Series K018, Class X1 IO	1.235	01-25-22	2,670,007	11,642
Series K021, Class X1 IO	1.400	06-25-22	863,701	8,728
Series K022, Class X1 IO	1.175	07-25-22	3,460,648	34,088
Series K718, Class X1 IO	0.575	01-25-22	14,093,469	25,564
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	907,636	23,008
Series 2016-174, Class IO	0.858	11-16-56	1,432,833	82,545
Series 2017-109, Class IO	0.507	04-16-57	1,971,642	75,928
Series 2017-124, Class IO	0.677	01-16-59	1,734,312	85,894
Series 2017-135, Class IO	0.774	10-16-58	1,404,277	71,815
Series 2017-140, Class IO	0.565	02-16-59	765,553	35,131
Series 2017-20, Class IO	0.695	12-16-58	2,840,405	130,301
Series 2017-22, Class IO	0.773	12-16-57	748,525	41,355
Series 2017-46, Class IO	0.641	11-16-57	1,901,472	91,810
Series 2017-61, Class IO	0.698	05-16-59	1,278,548	66,975
Series 2017-74, Class IO	0.582	09-16-58	1,758,367	69,004
Series 2018-114, Class IO	0.571	04-16-60	2,314,539	127,506
Series 2018-158, Class IO	0.717	05-16-61	1,697,701	114,596
Series 2018-35, Class IO	0.523	03-16-60	2,386,287	107,693
Series 2018-43, Class IO	0.551	05-16-60	3,409,513	177,195
Series 2018-69, Class IO	0.566	04-16-60	1,316,155	73,818
Series 2018-9, Class IO	0.534	01-16-60	1,917,516	92,226
Series 2019-131, Class IO	0.922	07-16-61	1,354,007	95,404
Series 2020-100, Class IO	0.909	05-16-62	1,275,878	101,673
Series 2020-108, Class IO	0.933	06-16-62	1,545,206	125,161
Series 2020-114, Class IO	0.927	09-16-62	3,322,808	271,858
Series 2020-118, Class IO	1.047	06-16-62	2,496,984	214,634
Series 2020-119, Class IO	0.813	08-16-62	1,410,095	107,377
Series 2020-120, Class IO	0.853	05-16-62	659,848	52,602
Series 2020-137, Class IO	0.846	09-16-62	2,232,383	174,626
Series 2020-150, Class IO	0.984	12-16-62	1,936,884	164,690
Series 2020-170, Class IO	0.886	11-16-62	2,730,552	227,829
Series 2021-3, Class IO	0.958	09-16-62	3,309,638	281,205

Series 2021-40, Class IO	0.843	02-16-63	773,869	62,498
26	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 9.8% (6.4% of Total investments)				$18,298,699
(Cost $17,972,920)
Asset backed securities 9.8%				18,298,699
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	466,000	463,659
Applebee's Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-07-49	437,800	449,769
Arby's Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	387,075	398,056
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	378,000	394,664
Series 2020-1A, Class A (D)	2.330	08-20-26	251,000	261,490
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	211,000	220,379
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	301,879
CF Hippolyta LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	344,531	349,304
Series 2021-1A, Class A1 (D)	1.530	03-15-61	386,000	386,107
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	459,312	463,543
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	433,745	427,384
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	16,185	15,575
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.422	02-25-35	42,797	42,758
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	101,000	100,950
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	116,400	118,336
Series 2017-1A, Class A2II (D)	4.030	11-20-47	164,900	175,394
Series 2019-1A, Class A2I (D)	3.787	05-20-49	761,405	774,600
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	517,613	555,926
Series 2021-1A, Class A2I (D)	2.662	04-25-51	257,000	259,565
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	279,300	288,715
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	09-17-25	450,000	449,927
Series 2020-SFR2, Class A (D)	1.266	10-19-37	535,815	533,854
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	194,530	203,341
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (D)	3.857	04-30-47	138,216	139,177
Ford Credit Auto Owner Trust
Series 2020-1, Class A (D)	2.040	08-15-31	466,000	483,765
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	297,072
Series 2021-1A, Class A2 (D)	2.773	04-20-29	223,000	223,889
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	105,677	$111,387
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	173,688	187,352
Series 2019-1A, Class A2I (D)	3.982	08-25-49	179,643	183,812
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	58,059	59,329
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	145,802	151,647
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	259,935	267,605
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	440,000	446,530
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (D)	3.610	05-25-23	161,632	162,070
Series 2018-FNT2, Class A (D)	3.790	07-25-54	101,536	101,629
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (D)	4.459	02-15-27	191,000	197,566
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	263,000	265,108
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	261,000	264,903
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (D)	2.510	01-26-32	488,000	513,455
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	355,665	379,726
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	390,231	408,079
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	194,000	195,934
Series 2021-A, Class APT2 (D)	1.070	01-15-53	244,743	242,552
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	313,566	326,444
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	198,178	192,457
Taco Bell Funding LLC
Series 2018-1A, Class A2I (D)	4.318	11-25-48	462,358	463,472
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	240,253	235,673
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(K)	3.399	10-25-53	125,000	132,303
Series 2015-2, Class 1M2 (D)(K)	3.504	11-25-60	300,000	315,003
Series 2017-2, Class A1 (D)(K)	2.750	04-25-57	45,968	46,635
Series 2018-1, Class A1 (D)(K)	3.000	01-25-58	109,312	112,713
Series 2018-3, Class A1 (D)(K)	3.750	05-25-58	181,564	191,886
Series 2018-4, Class A1 (D)(K)	3.000	06-25-58	301,826	313,098
Series 2018-5, Class A1A (D)(K)	3.250	07-25-58	67,017	69,330
Series 2019-1, Class A1 (D)(K)	3.735	03-25-58	295,573	316,020
Series 2019-4, Class A1 (D)(K)	2.900	10-25-59	255,387	267,443
Series 2020-4, Class A1 (D)	1.750	10-25-60	276,221	280,473
28	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	611,118	$615,760
Series 2021-1A, Class A (D)	1.860	03-20-46	334,614	329,400
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	341,000	339,708
Series 2020-2A, Class A2 (D)	1.992	09-15-45	227,000	224,292
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	447,089	439,980
Westgate Resorts LLC
Series 2017-1A, Class A (D)	3.050	12-20-30	54,947	54,981
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	114,646	113,866

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$346,683
(Cost $557,077)
Energy 0.2%		303,979
Oil, gas and consumable fuels 0.2%
Royal Dutch Shell PLC, ADR, Class A	8,000	303,979
Utilities 0.0%		42,704
Multi-utilities 0.0%

Dominion Energy, Inc.	414	42,704
Preferred securities 1.3% (0.9% of Total investments)		$2,424,791
(Cost $2,219,652)
Communication services 0.1%		160,479
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	5,825	160,479
Consumer staples 0.3%		581,250
Food products 0.3%
Ocean Spray Cranberries, Inc., 6.250% (D)	6,250	581,250
Financials 0.5%		915,908
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (A)(B)(H)	24,985	640,615
Wells Fargo & Company, 7.500%	192	275,293
Information technology 0.2%		365,261
Semiconductors and semiconductor equipment 0.2%
Broadcom, Inc., 8.000%	252	365,261
Utilities 0.2%		401,893
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	4,050	203,999
The Southern Company, 6.750%	624	32,698
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	29

	Shares	Value
Utilities (continued)
Multi-utilities 0.1%
DTE Energy Company, 6.250%	512	$25,979
NiSource, Inc., 7.750% (A)(B)	1,300	139,217

	Par value^	Value
Short-term investments 6.8% (4.4% of Total investments)		$12,625,000
(Cost $12,625,000)
Repurchase agreement 6.8%		12,625,000
Repurchase Agreement with State Street Corp. dated 4-30-21 at 0.000% to be repurchased at $12,625,000 on 5-3-21, collateralized by $12,888,600 U.S. Treasury Notes, 0.125% due 4-30-23 (valued at $12,877,529)	12,625,000	12,625,000

Total investments (Cost $275,121,364) 152.9%	$284,441,414
Other assets and liabilities, net (52.9%)	(98,463,252)
Total net assets 100.0%	$185,978,162

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 4-30-21, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-21 was $94,063,097. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $66,276,009.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $96,078,269 or 51.7% of the fund's net assets as of 4-30-21.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
30	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $276,114,348. Net unrealized appreciation aggregated to $8,327,066, of which $12,155,317 related to gross unrealized appreciation and $3,828,251 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $275,121,364)	$284,441,414
Dividends and interest receivable	2,219,061
Receivable for investments sold	788,011
Other assets	26,575
Total assets	287,475,061
Liabilities
Due to custodian	3,984
Liquidity agreement	91,300,000
Payable for investments purchased	1,760,059
Payable for delayed delivery securities purchased	8,274,432
Interest payable	54,137
Payable to affiliates
Accounting and legal services fees	10,191
Trustees' fees	82
Other liabilities and accrued expenses	94,014
Total liabilities	101,496,899
Net assets	$185,978,162
Net assets consist of
Paid-in capital	$175,067,770
Total distributable earnings (loss)	10,910,392
Net assets	$185,978,162

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$15.97
32	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-21 (unaudited)

Investment income
Interest	$5,504,430
Dividends	70,002
Less foreign taxes withheld	(712)
Total investment income	5,573,720
Expenses
Investment management fees	714,573
Interest expense	333,132
Accounting and legal services fees	18,467
Transfer agent fees	34,829
Trustees' fees	32,969
Custodian fees	15,957
Printing and postage	28,436
Professional fees	33,748
Stock exchange listing fees	11,745
Other	6,906
Total expenses	1,230,762
Less expense reductions	(11,548)
Net expenses	1,219,214
Net investment income	4,354,506
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,626,339
2,626,339
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(989,934)
(989,934)
Net realized and unrealized gain	1,636,405
Increase in net assets from operations	$5,990,911
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	33

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$4,354,506	$7,513,578
Net realized gain	2,626,339	4,193,763
Change in net unrealized appreciation (depreciation)	(989,934)	1,456,897
Increase in net assets resulting from operations	5,990,911	13,164,238
Distributions to shareholders
From earnings	(5,787,188)	(8,743,094)
Total distributions	(5,787,188)	(8,743,094)
Total increase	203,723	4,421,144
Net assets
Beginning of period	185,774,439	181,353,295
End of period	$185,978,162	$185,774,439
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585
34	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended   4-30-21 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$5,990,911
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(71,143,550)
Long-term investments sold	80,772,245
Net purchases and sales in short-term investments	(9,927,847)
Net amortization of premium (discount)	(6,823,301)
(Increase) Decrease in assets:
Dividends and interest receivable	86,015
Receivable for investments sold	(548,575)
Other assets	(4,220)
Increase (Decrease) in liabilities:
Payable for investments purchased	757,106
Payable for delayed delivery securities purchased	8,274,432
Interest payable	(4,548)
Payable to affiliates	3,464
Other liabilities and accrued expenses	(22,387)
Net change in unrealized (appreciation) depreciation on:
Investments	989,934
Net realized (gain) loss on:
Investments	(2,626,339)
Net cash provided by operating activities	$5,773,340
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(5,787,188)
Increase in due to custodian	3,984
Net cash used in financing activities	$(5,783,204)
Net decrease in cash	$(9,864)
Cash at beginning of period	$9,864
Cash at end of period	—
Supplemental disclosure of cash flow information:
Cash paid for interest	$(337,680)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	35

Financial highlights
Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$15.95	$15.57	$14.22	$15.57	$15.49	$15.14
Net investment income[2]	0.37	0.65	0.60	0.66	0.75	0.79
Net realized and unrealized gain (loss) on investments	0.15	0.48	1.42	(1.27)	0.14	0.41
Total from investment operations	0.52	1.13	2.02	(0.61)	0.89	1.20
Less distributions
From net investment income	(0.46)	(0.75)	(0.67)	(0.74)	(0.81)	(0.85)
From net realized gain	(0.04)	—	—	—	—	—
Total distributions	(0.50)	(0.75)	(0.67)	(0.74)	—	—
Net asset value, end of period	$15.97	$15.95	$15.57	$14.22	$15.57	$15.49
Per share market value, end of period	$15.58	$15.44	$14.58	$13.14	$14.81	$14.26
Total return at net asset value (%)[3,4]	3.32[5]	7.78	14.84	(3.76)	6.28	8.52
Total return at market value (%)[3]	4.12[5]	11.42	16.37	(6.50)	9.82	9.20
Ratios and supplemental data
Net assets, end of period (in millions)	$186	$186	$181	$166	$181	$180
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[6]	1.67	2.55	2.34	1.82	1.58
Expenses including reductions[7]	1.31[6]	1.66	2.54	2.32	1.81	1.57
Net investment income	4.66[6]	4.15	3.99	4.44	4.87	5.24
Portfolio turnover (%)	26	66	50	68	47	43
Senior securities
Total debt outstanding end of period (in millions)	$91	$91	$91	$91	$91	$91
Asset coverage per $1,000 of debt[8]	$3,037	$3,035	$2,986	$2,814	$2,987	$2,977

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expenses including reductions excluding interest expense were 0.95% (annualized), 0.95%, 0.98%, 1.01%, 0.99% and 1.02% for the periods ended 4-30-21, 10-31-20, 10-31-19, 10-31-18, 10-31-17 and 10-31-16, respectively.
[8]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
36	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	37

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$39,291,695	—	$39,291,695	—
Foreign government obligations	1,273,523	—	1,273,523	—
Corporate bonds	194,167,375	—	194,167,375	—
Municipal bonds	802,598	—	802,598	—
Term loans	230,622	—	230,622	—
Collateralized mortgage obligations	14,980,428	—	14,980,428	—
Asset backed securities	18,298,699	—	18,298,699	—
Common stocks	346,683	$346,683	—	—
Preferred securities	2,424,791	1,843,541	581,250	—
Short-term investments	12,625,000	—	12,625,000	—
Total investments in securities	$284,441,414	$2,190,224	$282,251,190	—
Level 3 includes securities valued at $0. Refer to Fund's investments.
The fund holds liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2021, the liability for the fund's Liquidity agreement on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these
38	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	39

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
40	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 7), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $11,548 for the six months ended April 30, 2021.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.51% of the fund's average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.01% of the fund's average daily managed net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2021 and December 31, 2021, up to 10% of its outstanding common shares
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	41

as of December 31, 2020. The current share repurchase plan will remain in effect between January 1, 2021 and December 31, 2021.
During the six months ended April 30, 2021 and the year ended October 31, 2020, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets.
Note 6—Leverage risk
The fund utilizes a Liquidity Agreement (LA) to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 7—Liquidity Agreement
The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2021 are shown in the Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
42	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.600% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2021, the fund had an aggregate balance of $91,300,000 at an interest rate of 0.71%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2021, the average balance of the LA and the effective average interest rate were $91,300,000 and 0.74%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Due to the anticipated discontinuation of LIBOR, as discussed in Note 8, the LA may be amended to remove LIBOR as the reference rate for interest and to replace LIBOR with an alternative reference rate for interest mutually agreed upon by the fund and SSB. However, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate and the potential effect of a transition away from LIBOR on the fund and/or the LA cannot yet be fully determined.
Note 8—LIBOR Discontinuation Risk
The LA utilizes LIBOR as the reference or benchmark rate for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. Before the end of 2021, it is expected that market participants such as the fund and SSB will transition to the use of alternative reference or benchmark rates. However, although regulators have encouraged the development and adoption of alternative rates, such as the Secured Overnight Financing Rate ("SOFR"), the future of LIBOR or any replacement rate remains uncertain.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on the LA remains uncertain. It is expected that market participants will amend financial instruments referencing LIBOR, such as the LA, to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight US Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.
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As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate. The use of an alternative reference rate, or the transition process to an alternative reference rate, may result in increases to the interest paid by the fund pursuant to the LA and, therefore, may adversely affect the fund's performance.
Note 9—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $59,971,934 and $73,704,496, respectively, for the six months ended April 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $11,171,616 and $7,067,749, respectively, for the six months ended April 30, 2021.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
44	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
Investment objective and policy
The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE). The fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the fund will achieve its investment objective. The fund utilizes a liquidity agreement to increase its assets available for investments.
Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks.
Dividends and distributions
During the six months ended April 30, 2021, distributions from net investment income totaling $0.4608 per share and distributions from capital gains totaling $0.0361 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 31, 2020	$0.2640
March 31, 2021	0.1968
Total	$0.4608

Payment Date	Additional Distributions
December 31, 2020	$0.0361

Total	$0.4969
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 505000
Louisville, KY 40233
Registered or Overnight Mail:
Computershare
462 South 4th Street, Suite 1600
Louisville, KY 40202
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	45

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 16, 2021. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 16, 2021.
Proposal: To elect thirteen (13) Trustees to serve until their respective successors have been duly elected and qualified.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	9,027,965.000	212,388.000
James R. Boyle	9,041,607.000	198,746.000
Peter S. Burgess	9,016,842.000	223,511.000
William H. Cunningham	9,006,986.000	233,367.000
Grace K. Fey	9,022,986.000	217,367.000
Deborah C. Jackson	9,017,708.000	222,645.000
Hassell H. McClellan	9,005,582.000	234,771.000
James M. Oates*	9,031,822.000	208,531.000
Steven R. Pruchansky	9,013,145.000	227,208.000
Frances G. Rathke	9,029,530.000	210,823.000
Gregory A. Russo	9,031,709.000	208,644.000

Non-Independent Trustee
Andrew G. Arnott	9,032,125.000	208,228.000
Marianne Harrison	9,020,233.000	220,120.000
*Mr. Oates retired as Trustee effective April 30, 2021.
46	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: JHS

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O.Box 505000 Louisville, KY 40233	Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	47

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
MF1639981	P6SA 4/21
6/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.(a)Not applicable.

(a)Not applicable.

  (b)

			Total number of	Maximum number of
	Total number of	Average price per	shares purchased	shares that may yet
			as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans*
Nov-20	-	-	-	1,164,659

Dec-20	-	-	-	1,164,659
Jan-21	-	-	-	1,164,659
Feb-21	-	-	-	1,164,659
Mar-21	-	-	-	1,164,659
Apr-21	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2020. The current share plan will remain in effect between January 1, 2021 and December 31, 2021.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 23, 2021
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 23, 2021